Pensions and Other Post Employment Benefit Plans - Changes in the Fair Value of Plan Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets at January 1,	SFr 6,403
Fair value of plan assets at December 31,	9,202	SFr 6,403
Plan Assets
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets at January 1,	6,403	4,821
Expected return	147	26
Contributions by employer	571	429
Employees' contributions	247	185
Benefits paid from plan assets	(1,806)	(770)
Contributions paid by participants	3,710	1,686
Actuarial gains / (losses)	(70)	26
Fair value of plan assets at December 31,	SFr 9,202	SFr 6,403